Remuneration of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remuneration of Key Management Personnel Text Block [Abstract]
Bonus description	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.
Exercised shares options (in Shares)			2,319,225
Intrinsic gain			$ 4,100,000
Contribution pension schemes	$ 32	$ 24,000	$ 10,000